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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-07344
Invesco California Insured Municipal Income Trust

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices)     (Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 07/31/10

Item 1. Schedule of Investments.

Invesco California Insured Municipal Income Trust
Quarterly Schedule of Portfolio Holdings July 31, 2010
invesco.com/us           MS-CE-CAIMI-QTR-1 07/10            Invesco Advisers, Inc.

Schedule of Investments
July 31, 2010 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations (140.8%)
California (137.9%)
Alameda County Joint Powers Authority, Ser 2008 A (AGM Insd) (a)	5.00%	12/01/25	$750	$784,373
Alhambra Unified School District, Ser 2009 B (AGC Insd) (a)(b)	0.00	08/01/35	840	176,845
Alhambra Unified School District, Ser 2009 B (AGC Insd) (a)(b)	0.00	08/01/36	1,355	266,678
Alvord Unified School District, Ser 2008 A (AGM Insd) (a)	5.00	08/01/28	585	611,676
Anaheim City School District, Ser 2007 (NATL-RE Insd) (a)(b)	0.00	08/01/24	4,970	2,139,088
Anaheim Public Financing Authority, Electric System Ser 2007 A (NATL-RE Insd) (a)	4.50	10/01/37	4,000	3,836,840
Arcadia Unified School District, Election of 2006 Ser 2007 A (AGM Insd) (a)	5.00	08/01/37	1,000	1,023,950
Bay Area Toll Authority, San Francisco Bay Area Ser 2009 F-1 (c)	5.25	04/01/26	2,070	2,293,043
Bay Area Toll Authority, San Francisco Bay Area Ser 2009 F-1 (c)	5.25	04/01/29	2,300	2,491,222
Beverly Hills Unified School District, Election of 2008 Ser 2009 (b)	0.00	08/01/26	600	275,214
Beverly Hills Unified School District, Election of 2008 Ser 2009 (b)	0.00	08/01/31	1,145	383,220
California Health Facilities Financing Authority, Childrens Hospital, Ser 2010 A (AGM Insd) (a)	5.25	07/01/38	1,850	1,858,436
California Health Facilities Financing Authority, Scripps Memorial Hospital Ser 2010 A	5.00	11/15/36	1,000	1,005,840
California Infrastructure & Economic Development Bank, California Science Center Phase II Ser 2006 C (NATL-RE & FGIC Insd) (a)	5.00	05/01/31	1,000	936,140
California Municipal Finance Authority, Community Hospitals Central California (COP)	5.00	02/01/19	965	972,990
California Pollution Control Financing Authority, San Jose Water Control Project Ser 2010	5.10	06/01/40	1,250	1,254,712
California State Department of Veterans Affairs, Home Purchase Ser 2002 A (AMBAC Insd) (a)	5.35	12/01/27	5,000	5,083,150
California State Department of Water Resources, Central Valley Ser AE	5.00	12/01/29	1,000	1,083,080
California State Public Works Board, Department of Mental Health Coaling Ser 2004 A	5.00	06/01/25	690	691,145
California State University, Ser 2003 A (NATL-RE & FGIC Insd) (a)	5.25	11/01/21	2,000	2,181,680
California State University, Ser 2005 A (AMBAC Insd) (a)	5.00	11/01/35	1,500	1,525,575
California State University, Ser 2009 A	5.25	11/01/38	1,000	1,060,750
California Statewide Communities Development Authority, American Baptist Homes West Ser 2010	6.25	10/01/39	1,000	1,006,820
California Transit Finance Authority, Various (AGM Insd) (a)(d)(e)	0.30	10/01/27	1,500	1,500,000
Camarillo Public Finance Authority, Wastewater Ser 2005 (AMBAC Insd) (a)	5.00	06/01/36	1,000	1,006,720
Campbell Union High School District, Election of 2006 Ser 2008 B (AGC Insd) (a)	5.00	08/01/35	500	512,925
Campbell Union High School District, Election of 2006 Ser 2008 B (AGC Insd) (a)	5.00	08/01/38	1,620	1,657,535
Capistrano Unified School District, Community Facilities District No. 98-2 Ladera Ser 2005 (NATL-RE & FGIC Insd) (a)	5.00	09/01/29	1,000	933,480
Chula Vista Public Financing Authority, Ser 2005 (NATL-RE Insd) (a)	5.00	09/01/29	2,000	1,903,060
City & County of San Francisco, City Buildings Ser 2007 A (COP) (NATL-RE & FGIC Insd) (a)	4.50	09/01/37	4,000	3,741,400
City & County of San Francisco, Laguna Honda Hospital Ser 2005 I (AGM Insd) (a)	5.00	06/15/30	4,000	4,113,160
City & County of San Francisco, Refg Laguna Honda Hospital Ser 2009 R-3 (AGC Insd) (a)(c)	5.00	06/15/28	5,500	5,731,275
City & County of San Francisco, Refg Laguna Honda Hospital Ser 2008 R3 (AGC Insd) (a)	5.00	06/15/28	355	369,928
See accompanying notes which are an integral part of this schedule.
1            Invesco California Insured Municipal Income Trust

Schedule of Investments
July 31, 2010 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

City of Long Beach, Ser 2005 (AMT) (NATL-RE Insd) (a)	5.00%	05/15/24	$2,750	$2,819,822
City of Los Angeles, Wastewater Refg Ser 2003 B (AGM Insd) (a)	5.00	06/01/22	2,825	3,039,050
City of Modesto, Community Center Refg 1993 Ser A (COP) (AMBAC Insd) (a)	5.00	11/01/23	5,000	5,005,850
City of Oakland, Ser 2003 A (NATL-RE Insd) (a)	5.00	01/15/33	3,000	3,026,850
City of Oakland, Sewer Ser 2004 A (AGM Insd) (a)	5.00	06/15/25	2,355	2,442,512
City of Redding, Electric System Ser 2008 A (COP) (AGM Insd) (a)	5.00	06/01/27	365	377,892
City of Riverside, Issue of 2008 D (AGM insd) (a)	5.00	10/01/28	1,585	1,649,573
City of Riverside, Water Issue Ser 2008 B (AGM Insd) (a)	5.00	10/01/33	1,000	1,038,650
City of San Jose, Airport Ser 2001 (NATL-RE & FGIC Insd) (a)	5.00	03/01/25	4,000	4,013,360
City of Simi Valley, Public Financing Authority Ser 2004 (COP) (AMBAC Insd) (a)	5.00	09/01/30	1,000	1,010,990
Clovis Unified School District, Election of 2004 Ser A (NATL-RE & FGIC Insd) (a)(b)	0.00	08/01/29	300	99,921
Contra Costa Water District, Refg Ser 2002 L (AGM Insd) (a)	5.00	10/01/20	5,060	5,447,798
Contra Costa Water District, Refg Ser 2002 L (AGM Insd) (a)	5.00	10/01/21	2,135	2,298,733
Culver City Redevelopment Agency, Ser 2005 A (AMBAC Insd) (a)	5.00	11/01/25	2,000	1,995,620
Desert Community College District, Election of 2004 Ser 2007 C (AGM Insd) (a)	5.00	08/01/37	1,000	1,021,310
Dry Creek Joint Elementary School District, Election of 2008 Ser 2009 E (b)	0.00	08/01/39	4,420	668,481
Eastern Municipal Water District, Water & Sewer Refg, Ser 2006 A (COP) (NATL-RE Insd) (a)	5.00	07/01/32	1,000	1,031,460
El Segundo Unified School District, Election of 2008 Ser 2009 A (b)	0.00	08/01/31	1,570	446,257
Fontana Unified School District, Ser 2008 B (AGM Insd) (a)(b)	0.00	08/01/29	2,560	835,507
Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2005 A (FGIC Insd) (a)	5.00	06/01/38	2,000	1,866,260
Grant Joint Unified School District, Election of 2006 Ser 2008 (AGM Insd) (a)	5.00	08/01/23	1,000	1,090,280
Grossmont Union High School District, Ser 2006 (NATL-RE Insd) (a)(b)	0.00	08/01/24	2,475	1,167,903
Huntington Beach Union High School District, Ser 2004 (AGM Insd) (a)	5.00	08/01/27	1,250	1,299,462
Kern County Board of Education, Refg Ser 2006 A (COP) (NATL-RE Insd) (a)	5.00	06/01/31	2,000	2,002,880
Kern County Water Agency Improvement District No. 4, Ser 2008 A (COP) (AGC Insd) (a)	5.00	05/01/28	770	795,418
La Quinta Financing Authority, Local Agency Ser 2004 A (AMBAC Insd) (a)	5.25	09/01/24	3,000	3,043,860
La Quinta Redevelopment Agency, Area No. 1 Ser 2002 (AMBAC Insd) (a)	5.00	09/01/22	2,000	2,033,360
Los Angeles County Metropolitan Transportation Authority, Ser 2005 A (AMBAC Insd) (a)	5.00	07/01/35	2,000	2,071,720
Los Angeles Department of Airports, Los Angeles International Airport Ser A	5.00	05/15/35	1,000	1,021,290
Los Angeles Department of Water & Power, Ser 2001 A (AGM Insd) (a)	5.25	07/01/21	4,000	4,157,840
Los Angeles Department of Water & Power, Ser 2003 A Subser A-2 (NATL-RE Insd) (a)	5.00	07/01/27	5,000	5,219,450
Los Angeles Municipal Improvement Corp., Police Headquarters Ser 2006 A (NATL-RE & FGIC Insd) (a)	4.75	01/01/31	3,000	2,967,030
Los Angeles Unified School District, Ser 2006 F (FGIC Insd) (a)	5.00	07/01/30	2,000	2,029,580
Menifee Union School District, Election of 2008 Ser 2009 C (AGC Insd) (a)(b)	0.00	08/01/34	850	196,308
Metropolitan Water District of Southern California, 2003 Ser B-1 (NATL-RE & FGIC Insd) (a)	5.00	10/01/33	4,000	4,119,560
Metropolitan Water District of Southern California, 2003 Ser B-1 (NATL-RE & FGIC Insd) (a)	5.00	10/01/36	2,000	2,057,380
Metropolitan Water District of Southern California, Ser 2009 B (c)	5.00	07/01/27	3,755	4,145,370
See accompanying notes which are an integral part of this schedule.
2            Invesco California Insured Municipal Income Trust

Schedule of Investments
July 31, 2010 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Milpitas Redevelopment Agency, Area No. 1 Ser 2003 (NATL-RE Insd) (a)	5.00%	09/01/22	$3,000	$3,038,610
Modesto Irrigation District, Ser 2001 A (COP) (AGM Insd) (a)	5.00	07/01/26	4,000	4,126,640
Montebello Unified School District, Ser 2004 A-1 (AGC Insd) (a)	5.25	08/01/34	1,000	1,041,490
Moreland School District, Ser 2014 C (AMBAC Insd) (a)(b)	0.00	08/01/29	935	286,512
Murrieta Valley Unified School District Public Financing Authority, Election of 2006 Ser 2008 (AGM Insd) (a)(b)	0.00	09/01/31	3,150	872,865
Norwalk-La Mirada Unified School District, Election of 2002 Ser 2005 B (CR) (AGM & FGIC Insd) (a)(b)	0.00	08/01/29	6,000	1,935,240
Oak Grove School District, Election 2008 Ser A (b)	0.00	08/01/28	670	233,569
Oakland Joint Powers Financing Authority, Oakland Administration Buildings Ser 2008 B (AGC Insd) (a)	5.00	08/01/25	750	787,043
Planada Elemantary School District, Ser 2009 B (AGC Insd) (a)(b)	0.00	07/01/49	6,345	515,531
Port of Oakland, Ser 2002 L (AMT) (NATL-RE & FGIC Insd) (a)(f)	5.00	11/01/12	85	93,721
Port of Oakland, Ser 2002 L (AMT) (NATL-RE & FGIC Insd) (a)	5.00	11/01/21	665	672,601
Poway Redevelopment Agency, Paguay Redev 2003 Ser (NATL-RE Insd) (a)	5.25	06/15/23	3,960	4,002,966
Poway Unified School District, Ser 2007 (AMBAC Insd) (a)	4.625	09/15/42	4,000	3,495,360
Sacramento Municipal Utility District, Electric Refg Ser 2002 Q (AGM Insd) (a)	5.00	08/15/28	2,495	2,538,014
San Diego County Water Authority, Ser 2004 A (COP) (AGM Insd) (a)(c)	5.00	05/01/29	4,000	4,139,800
San Diego County Water Authority, Ser 2008 A (COPs) (AGM Insd) (a)	5.00	05/01/28	1,250	1,321,437
San Francisco City & County Airports Commission, Ser 2010 F	5.00	05/01/40	2,000	2,002,140
San Francisco City & County Public Utilities Commission, Water Refg Ser A 2001 (AGM Insd) (a)	5.00	11/01/31	5,000	5,056,850
San Jose Financing Authority, Civic Center Ser 2002 B (AMBAC Insd) (a)	5.00	06/01/37	8,000	8,037,040
School Facilities Financing Authority, Grant Joint Union High School District Ser 2008 A (AGM Insd) (a)(b)	0.00	08/01/26	1,700	658,325
School Facilities Financing Authority, Grant Joint Union High School District Ser 2008 A (AGM Insd) (a)(b)	0.00	08/01/29	2,345	733,563
School Facilities Financing Authority, Grant Joint Union High School District Ser 2008 A (AGM Insd) (a)(b)	0.00	08/01/30	300	87,528
Simi Valley Unified School District, Election of 2004 Ser 2007 C (AGM Insd) (a)(b)	0.00	08/01/29	5,000	1,548,600
Turlock Irrigation District, Ser 2010 A	5.00	01/01/35	1,250	1,275,837
Tustin Unified School District, Ser 2008 C (AGM Insd) (a)	5.00	06/01/25	770	831,531
Twin Rivers Unified School District, Ser 2009 (BANs) (b)	0.00	04/01/14	700	634,508
University of California, Limited Projects Ser 2005 B (AGM Insd) (a)	5.00	05/15/30	1,000	1,029,300
University of California, Prerefunded — Multi Purpose (AGM Insd) (a)	5.00	09/01/11	4,905	5,209,895
University of California, Ser 2003 B (AMBAC Insd) (a)	5.00	05/15/22	2,000	2,156,400
University of California, Ser 2007 A (NATL-RE Insd) (a)	4.50	05/15/37	4,000	3,725,800
University of California, Ser 2009 W (c)	5.00	05/15/34	4,345	4,534,051
University of California, UCLA Medical Center Ser 2004 A (AMBAC Insd) (a)	5.25	05/15/30	1,225	1,228,675
University of California, Unrefunded Balanced — Multi Purpose (AGM Insd) (a)	5.00	09/01/23	95	99,478
Val Verde Unified School District, Ser 2005 B (COPs) (NATL-RE & FGIC Insd) (a)	5.00	01/01/35	1,330	1,177,662
See accompanying notes which are an integral part of this schedule.
3            Invesco California Insured Municipal Income Trust

Schedule of Investments
July 31, 2010 (unaudited)

				Principal
	Interest	Maturity		Amount
	Rate	Date		(000)	Value

West Basin Municipal Water District, Refg Ser 2008 B (COP) (AGC Insd) (a)	5.00%	08/01/27		$770	$808,562
William S. Hart Union High School District, Ser 2009 A (b)	0.00	08/01/32		5,335	1,336,844
Yosemite Community College District, Election of 2004 Ser 2008 C (AGM Insd) (a)(c)	5.00	08/01/32		7,625	7,894,391
Yosemite Community College District, Ser 2008 C (AGM Insd) (a)(b)	0.00	08/01/22		1,465	838,625

					213,973,541

Guam (0.2%)
Territory of Guam Section 30, Ser A	5.625	12/01/29		285	293,741

Puerto Rico (1.5%)
Puerto Rico Electric Power Authority, Ser XX	5.25	07/01/40		600	606,216
Puerto Rico Sales Tax Financing Corp., Ser 2009 A (g)	5.00	08/01/11		720	754,416
Puerto Rico Sales Tax Financing Corp., Ser 2010 C	5.00	08/01/35		1,000	992,240

					2,352,872

Virgin Islands (1.2%)
Virgin Islands Public Finance Authority, Matching Fund Loan Diago A	6.625	10/01/29		725	816,995
Virgin Islands Public Finance Authority, Matching Fund Loan Note-Senior Lien A	5.00	10/01/29		1,000	996,880

					1,813,875

Total Investments (Cost $214,084,012)			140.8%		218,434,029
Other Assets Less Liabilities			1.2		1,905,972

Floating Rate Note and Dealer Trusts Obligations Related to Securities Held

Notes with interest rates ranging from 0.25% to 0.28% at 07/31/10 and contractual maturities of collateral ranging from 04/01/26 to 05/15/34 (h)			(12.4)		(19,190,000)
Preferred Shares of Beneficial Interest			(29.6)		(45,950,000)

Net Assets Applicable to Common Shareholders			100.0%		$155,200,001

Investment Abbreviations:

AGC	Assured Guaranty Corporation.

AGM	Assured Guaranty Municipal Corporation.

AMBAC	AMBAC Assurance Corporation.

AMT	Alternative Minimum Tax.

BANs	Bond Anticipation Notes.

COP	Certificates of Participation.

CR	Custodial Receipts.

FGIC	Financial Guaranty Insurance Company.

NATL-RE	National Public Finance Guarantee Corporation.

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Capital appreciation bond.

(c)	Underlying security related to Special Purpose Trusts entered into by the Trust. See Note 1D.

(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2010.

(e)	Security is considered a cash equivalent.

(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2010.

(h)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at July 31, 2010. At July 31, 2010, the Fund’s investments with a value of $31,229,152 are held by the Dealer Trusts and serve as collateral for the $19,190,000 in floating rate note and dealer trust obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
4            Invesco California Insured Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Floating Rate Obligations Related to Securities Held — The Fund enters into transactions in which it transfers to Special Purpose Trusts established by a Broker Dealer (“Dealer Trusts”) fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund may enter into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “Floating rate note and dealer trust obligations” on the Statement of Assets and Liabilities.
Invesco California Insured Municipal Income Trust

D.	Floating Rate Obligations Related to Securities Held (continued) — The Fund records the interest income from the fixed rate bonds under the caption “Interest” and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts under the caption “Interest and residual trust expenses” on the Statement of Operations. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of July 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$218,434,029	$—	$

NOTE 3 — Investment Securities
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$7,251,410

Aggregate unrealized (depreciation) of investment securities	(2,947,709)

Net unrealized appreciation of investment securities	$4,303,701

Cost of investments for tax purposes is $214,130,328.
Invesco California Insured Municipal Income Trust

Item 2. Controls and Procedures.
(a)	As of September 16, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of , September 16, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco California Insured Municipal Income Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: September 29, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: September 29, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: September 29, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.